Document And Entity Information	Dec. 08, 2020
Document Information [Line Items]
Entity, Registrant Name	SEACOR Holdings Inc.
Document, Type	8-K
Document, Period End Date	Dec. 08, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12289
Entity, Tax Identification Number	13-3542736
Entity, Address, Address Line One	2200 Eller Drive
Entity, Address, City or Town	Fort Lauderdale
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33316
City Area Code	954
Local Phone Number	523-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CKH
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000859598